Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2018	Dec. 31, 2017
Ordinary shares, authorized	1,250,000	1,250,000
Ordinary shares, issued	420,554	418,464
Ordinary shares, outstanding	420,554	418,464
NIS [Member]
Ordinary shares, par value	₪ 0.4	₪ 0.4